UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Maryland Municipal Bond Trust (BZM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Maryland - 115.1%
Corporate - 1.0%	Maryland EDC, Refunding RB, Potomac Electric Power Co.,
	6.20%, 9/01/22	$ 250	$ 283,677
County/City/Special District/School	City of Annapolis Maryland, Tax Allocation Bonds, Park
District - 39.2%	Place Project, Series A, 5.35%, 7/01/34	495	381,269
	City of Baltimore Maryland, Special Tax Bonds, SO,
	Harborview Lot No. 2, 6.50%, 7/01/31	993	912,279
	County of Anne Arundel Maryland, RB, Community College
	Project, 5.25%, 9/01/28	1,870	1,887,840
	County of Baltimore Maryland, GO, Metropolitan District,
	67th Issue, 5.00%, 6/01/22	2,000	2,073,420
	County of Baltimore Maryland, GO, Metropolitan District,
	68th Issue, 5.00%, 8/01/28	2,000	2,087,140
	County of Frederick Maryland, Special Tax Bonds, Urbana
	Community Development Authority, 6.63%, 7/01/25	1,000	935,050
	County of Montgomery Maryland, RB, Metrorail Garage
	Projects, 5.00%, 6/01/23	500	530,680
	County of Montgomery Maryland, RB, Metrorail Garage
	Projects, 5.00%, 6/01/24	1,435	1,523,052
	County of Prince George's Maryland, SO, National Harbor
	Project, 5.20%, 7/01/34	1,500	1,239,585
			11,570,315
Education - 16.4%	Maryland Health & Higher Educational Facilities Authority,
	RB, Board of Child Care, 5.38%, 7/01/32	2,000	2,008,740
	Maryland Health & Higher Educational Facilities Authority,
	RB, Loyola College Issue, 5.00%, 10/01/39	2,000	1,960,360
	Maryland Industrial Development Financing Authority, RB, Our
	Lady of Good Counsel School, Series A, 6.00%, 5/01/35	1,000	872,350
			4,841,450
Health - 27.8%	County of Baltimore Maryland, Refunding RB, Oak Crest
	Village Inc. Facility, Series A, 5.00%, 1/01/37	1,000	905,220
	County of Howard Maryland, Refunding RB, Vantage House
	Facility, Series A, 5.25%, 4/01/33	500	374,210
	Maryland Health & Higher Educational Facilities Authority,
	RB, Carroll County General Hospital, 6.00%, 7/01/37	1,990	2,021,701
	Maryland Health & Higher Educational Facilities Authority,
	RB, Peninsula Regional Medical Center,
	5.00%, 7/01/36	1,000	992,680
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the following list.

AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance
AMT	Alternative Minimum Tax (subject to)		(National Public Finance Guaranty Corp.)
EDC	Economic Development Corp.	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	SO	Special Obligation
GO	General Obligation Bonds

BlackRock Maryland Municipal Bond Trust (BZM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Maryland Health & Higher Educational Facilities Authority,
	RB, Union Hospital of Cecil County Issue, 5.63%, 7/01/32	$ 2,000	$ 2,014,460
Maryland Health & Higher Educational Facilities
	Authority, RB, University of Maryland Medical System,
	5.25%, 7/01/11 (a)	1,750	1,877,680
			8,185,951
Housing - 5.0%	Maryland Community Development Administration, RB,
	Residential, Series A, 5.05%, 9/01/39	500	501,715
	Maryland Community Development Administration, RB,
	Residential, Series B, 4.75%, 9/01/39	500	490,050
	Maryland Community Development Administration, Refunding
	RB, Residential, Series A, AMT, 5.75%, 9/01/39	470	489,900
			1,481,665
Transportation - 6.7%	Maryland State Transportation Authority, RB,
	Baltimore/Washington International Airport, Series B, AMT
	(AMBAC), 5.13%, 3/01/24	2,000	1,971,020
Utilities - 19.0%	City of Baltimore Maryland, Refunding RB, Wastewater
	Projects, Series A (MBIA), 5.20%, 7/01/32	2,500	2,556,875
	City of Baltimore Maryland, Refunding RB, Wastewater
	Projects, Series A (MBIA), 5.13%, 7/01/42	2,000	2,009,760
	County of Anne Arundel Maryland, GO, Consolidated,
	Water & Sewer, 4.75%, 4/01/39	1,000	1,036,590
			5,603,225
	Total Municipal Bonds in Maryland		33,937,303
District of Columbia - 3.6%
Transportation - 3.6%	Washington Metropolitan Area Transit Authority, RB,
	Transit, Series A, 5.13%, 7/01/32	$ 1,000	$ 1,047,400
	Total Municipal Bonds in District of Columbia		1,047,400
Guam - 0.9%
County/City/Special District/School	Territory of Guam, RB, Section 30, Series A, 5.63%,
District - 0.9%	12/01/29	250	252,955
	Total Municipal Bonds in Guam		252,955
Multi-State - 7.4%
Housing - 7.4%	Centerline Equity Issuer Trust, 7.20%, 10/31/52 (b)(c)	2,000	2,177,680
	Total Municipal Bonds in Multi-State		2,177,680
Puerto Rico - 18.2%
State - 5.1%	Commonwealth of Puerto Rico, GO, Refunding, Public
	Improvement, Series A-4 (FSA), 5.25%, 7/01/30	130	133,627
	Puerto Rico Public Buildings Authority, Refunding RB,
	Government Facilities, Series D, 5.38%, 7/01/33	350	329,707
Puerto Rico Sales Tax Financing Corp., RB, First
	Sub-Series A, 6.38%, 8/01/39	1,000	1,054,110
			1,517,444
Tobacco - 4.3%	Children's Trust Fund, Refunding RB, Asset-Backed, 5.50%,
	5/15/39	1,500	1,269,840

BlackRock Maryland Municipal Bond Trust (BZM)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Transportation - 8.8%	Puerto Rico Highway & Transportation Authority,
	Refunding RB, Series CC (FSA), 5.25%, 7/01/36	$ 895	$ 922,324
	Puerto Rico Highway & Transportation Authority,
	Refunding RB, Series D, 5.25%, 7/01/12 (a)	1,500	1,663,155
			2,585,479
	Total Municipal Bonds in Puerto Rico		5,372,763
U.S. Virgin Islands - 0.3%
State - 0.3%	Virgin Islands Public Finance Authority, RB, Senior Lien,
	Capital Projects, Series A-1, 5.00%, 10/01/39	100	89,483
	Total Municipal Bonds in the U.S. Virgin Islands		89,483
	Total Municipal Bonds - 145.5%		42,877,584
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (d)
Maryland - 10.5%
Transportation - 10.5%	Maryland State Transportation Authority, RB,
	Transportation Facility Project (FSA), 5.00%, 7/01/41	3,000	3,099,270
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 10.5%		3,099,270
	Total Long-Term Investments
	(Cost - $45,629,602) - 156.0%		45,976,854
	Short-Term Securities	Shares
	FFI Institutional Tax-Exempt Fund, 0.23% (e)(f)	300,000	300,000
	Total Short-Term Securities
	(Cost - $300,000) - 1.0%		300,000
	Total Investments (Cost - $45,929,602*) - 157.0%		46,276,854
	Other Assets Less Liabilities - 2.4%		698,166
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (5.1)%		(1,502,094)
	Preferred Shares, at Redemption Value - (54.3)%		(16,000,775)
	Net Assets Applicable to Common Shares - 100.0%	$ 29,472,151

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 44,319,428
Gross unrealized appreciation	$ 1,429,394
Gross unrealized depreciation	(971,968)
Net unrealized appreciation	$ 457,426

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BlackRock Maryland Municipal Bond Trust (BZM)
Schedule of Investments November 30, 2009 (Unaudited)

(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	$ (900,364)	$ 273

(f) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the
Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 300,000
Level 2 - Long-Term Investments[1]	45,976,854
Level 3	-
Total	$ 46,276,854

1See above Schedule of Investments for values in each
state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Maryland Municipal Bond Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 22, 2010